Income Taxes (Details)	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes at Federal statutory rate	(34.00%)	(34.00%)
State income taxes, net of Federal income tax benefit	(3.96%)	(2.54%)
Permanent differences	0.00%	1.07%
Change in Valuation Allowance	37.96%	35.32%
State tax rate change	0.00%	0.16%
Income Tax Provision	0.00%	0.00%